Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 42	SFr 52	SFr 52
Restructuring expenses	45	25	70
Utilization	42	27
Restructuring Reserve, Ending Balance	25	42	25
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	3	2	2
Restructuring expenses	43	14	57
Utilization	26	9
Restructuring Reserve, Ending Balance	3	3	3
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	39	50	50
Restructuring expenses	(1)	7	6
Utilization	16	18
Restructuring Reserve, Ending Balance	22	39	22
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	1	1	2
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	2	3	5
Unsettled pension obligation classified as pension liabilities
Restructuring provision
Restructuring expenses	(4)	(7)	(11)
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	25	17
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	26	10
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	21	11	32
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance		SFr 49	49
Restructuring expenses			80
Utilization			61
Restructuring Reserve, Ending Balance	25		SFr 25
Bank | Stock compensation plan | Share awards
Restructuring provision
Vesting period			3 years
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring expenses			SFr 66
Utilization			29
Restructuring Reserve, Ending Balance	3		3
Bank | Compensation and benefits
Restructuring provision
Restructuring expenses			7
Utilization			32
Restructuring Reserve, Ending Balance	SFr 22		22
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses			2
Bank | Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses			5
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses			37
Bank | General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses			30
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses			SFr 32